Accounts receivable and contract assets	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Accounts receivable and contract assets
7. Accounts receivable and contract assets
The following table presents the accounts receivable and contract assets as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable and contract assets	2,714,363	2,518,932
Credit loss allowance for accounts receivable and contract assets	(496,918)	(310,394)

Accounts receivable and contract assets, net	2,217,445	2,208,538

The Group evaluates expected credit losses of accounts receivable and contract assets on a collective basis based on the type of customers and delinquency pattern. Credit quality indicators are updated quarterly, and the credit quality of any given customer may change during the life of the portfolio. The following table presents accounts receivable and contract assets based on type of customers and delinquency as of December 31, 2022 and 2023:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total accounts receivable and contract assets
December 31, 2022
New borrowers	30,579	7,622	6,864	6,911	51,976	332,988	384,964
Repeat borrowers	107,109	26,115	23,335	22,319	178,878	1,528,893	1,707,771
Institutions	—	—	—	—	—	621,628	621,628

Total	137,688	33,737	30,199	29,230	230,854	2,483,509	2,714,363

December 31, 2023
New borrowers	37,936	7,878	7,581	6,898	60,293	393,265	453,558
Repeat borrowers	127,002	30,126	27,264	25,409	209,801	1,628,173	1,837,974
Institutions	—	—	—	—	—	227,400	227,400

Total	164,938	38,004	34,845	32,307	270,094	2,248,838	2,518,932

As the average tenor of loans facilitated on domestic and overseas platform are around 8.4 months and 90.7 days, respectively, substantially all of the accounts receivable and contract assets balance as of December 31, 2023 are originated in 2023.

As disclosed in note 2(k), the Company
writes-off
the domestic and overseas accounts receivable and contract assets and the related allowance when the accounts receivable and contract assets are delinquent for 180 days or more and 30 days or more, respectively.
The following table sets forth the movement of credit loss allowance for accounts receivable and contract assets as of December 31, 2022 and 2023, respectively:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Beginning balance	188,725	250,696	496,918
Provision for accounts receivable and contract assets	139,226	390,882	253,948
Current period write-off	(77,255)	(144,660)	(440,472)

Ending balance	250,696	496,918	310,394